UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      ZS Crossover Management, L.L.C.

Address:   1133 Avenue of the Americas
           New York, New York 10036

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Ned Sherwood
Title:     Member
Phone:     212-398-6200


Signature, Place and Date of Signing:


/s/   Ned Sherwood             New York, New York              May 14, 2008
----------------------        --------------------          --------------------
    [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         48

Form 13F Information Table Value Total:         $140,888
                                              (thousands)


List of Other Included Managers:

1) ZS Crossover II L.P.
2) ZS Crossover II GP, L.L.C.

                                                     FORM 13F INFORMATION TABLE

                              TITLE                        VALUE    SHRS OR   SH/  PUT/  INVESTMENT      OTHR      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000) PRN AMT   PRN  CALL  DISCRETION      MGRS     SOLE      SHARED

3M CO                         COM               88579Y101   1,583      20,000 SH         SHARED-DEFINED   1,2              20,000
ALDILA INC                    COM NEW           014384200     988      86,705 SH         SHARED-DEFINED   1,2              86,705
ALTRIA GROUP INC              COM               02209S103     888      40,000      CALL  SHARED-DEFINED   1,2              40,000
ALTRIA GROUP INC              COM               02209S103   2,292     103,200 SH         SHARED-DEFINED   1,2             103,200
AMERICAN EXPRESS CO           COM               025816109     874      20,000 SH         SHARED-DEFINED   1,2              20,000
AMERICAN REPROGRAPHICS CO     COM               029263100     709      47,771 SH         SHARED-DEFINED   1,2              47,771
ARMSTRONG WORLD INDS INC NEW  COM               04247X102   4,900     137,411 SH         SHARED-DEFINED   1,2             137,411
ASA LIMITED                   COM               G3156P103     819      10,000 SH         SHARED-DEFINED   1,2              10,000
BURLINGTON NORTHN SANTA FE C  COM               12189T104   2,767      30,000      CALL  SHARED-DEFINED   1,2              30,000
CALIFORNIA COASTAL CMNTYS IN  COM NEW           129915203   1,417     292,800 SH         SHARED-DEFINED   1,2             292,800
CAPITAL SOUTHWEST CORP        COM               140501107  13,281     107,348 SH         SHARED-DEFINED   1,2             107,348
CAPITAL SOUTHWEST CORP        COM               140501107  11,880      96,023 SH              SOLE                96,023
CIMAREX ENERY CO              COM               171798101   9,120     166,600 SH         SHARED-DEFINED   1,2             166,600
CISCO SYS INC                 COM               17275R102   1,048      43,500      CALL  SHARED-DEFINED   1,2              43,500
COCA COLA CO                  COM               191216100   2,283      37,500      CALL  SHARED-DEFINED   1,2              37,500
CVS CAREMARK CORPORATION      COM               126650100   4,254     105,000 SH         SHARED-DEFINED   1,2             105,000
GENERAL ELECTRIC CO           COM               369604103   3,701     100,000      CALL  SHARED-DEFINED   1,2             100,000
GENERAL ELECTRIC CO           COM               369604103   2,221      60,000 SH         SHARED-DEFINED   1,2              60,000
HALLIBURTON CO                COM               406216101   3,146      80,000 SH         SHARED-DEFINED   1,2              80,000
HEELYS INC                    COM               42279M107      64      15,000      PUT        SOLE                15,000
HELIX ENERGY SOLUTIONS GRP I  COM               42330P107   4,164     132,200 SH         SHARED-DEFINED   1,2             132,200
INTERACTIVE BROKERS GROUP IN  COM               45841N107   1,484      57,800 SH         SHARED-DEFINED   1,2              57,800
INTERACTIVE BROKERS GROUP IN  COM               45841N107     257      10,000      CALL  SHARED-DEFINED   1,2              10,000
INTERACTIVE BROKERS GROUP IN  COM               45841N107     793      30,900      PUT   SHARED-DEFINED   1,2              30,900
JP MORGAN CHASE & CO          COM               46625H100   3,195      74,400      CALL  SHARED-DEFINED   1,2              74,400
KAPSTONE PAPER & PACKAGING C  COM               48562P103   1,945     293,860 SH         SHARED-DEFINED   1,2             293,860
KAPSTONE PAPER & PACKAGING C  *W EXP 08/15/200  48562P111   2,449   1,449,373 SH         SHARED-DEFINED   1,2           1,449,373
KONINKLIJKE PHILIPS ELECTRS   NY REG SH NEW     500472303     383      10,000      CALL  SHARED-DEFINED   1,2              10,000
KONINKLIJKE PHILIPS ELECTRS   NY REG SH NEW     500472303   2,166      56,500 SH         SHARED-DEFINED   1,2              56,500
MARSH & MCLENNAN COS INC      COM               571748102     278      11,400      CALL  SHARED-DEFINED   1,2              11,400
MCDONALDS CORP                COM               580135101   5,019      90,000      CALL  SHARED-DEFINED   1,2              90,000
MICROSOFT CORP                COM               594918104   2,838     100,000      CALL  SHARED-DEFINED   1,2             100,000
MICROSOFT CORP                COM               594918104   4,456     157,000 SH         SHARED-DEFINED   1,2             157,000
NEWMONT MINING CORP           COM               651639106     453      10,000 SH         SHARED-DEFINED   1,2              10,000
OCCIDENTAL PETE CORP DEL      COM               674599105   1,712      23,400      CALL  SHARED-DEFINED   1,2              23,400
OSHKOSH CORP                  COM               688239201   3,447      95,000 SH         SHARED-DEFINED   1,2              95,000
PROCTER & GAMBLE CO           COM               742718109   7,007     100,000      CALL  SHARED-DEFINED   1,2             100,000
SONESTA INTL HOTELS CORP      CL A              835438409   1,768      71,434 SH         SHARED-DEFINED   1,2              71,434
SPRINT NEXTEL CORP            COM SER 1         852061100     119      17,800      CALL  SHARED-DEFINED   1,2              17,800
SYNOPSYS INC                  COM               871607107   1,101      48,500      CALL  SHARED-DEFINED   1,2              48,500
TIME WARNER INC               COM               887317105     280      20,000      CALL  SHARED-DEFINED   1,2              20,000
TLC VISION CORP               COM               872549100     132     115,000 SH         SHARED-DEFINED   1,2             115,000
TRICO MARINE SERVICES INC     COM NEW           896106200   3,410      87,500 SH         SHARED-DEFINED   1,2              87,500
UNITEDHEALTH GROUP INC        COM               91324P102   1,031      30,000      CALL  SHARED-DEFINED   1,2              30,000
UNITED TECHNOLOGIES CORP      COM               913017109   1,652      24,000 SH         SHARED-DEFINED   1,2              24,000
US BANCORP DEL                COM NEW           902973304   4,854     150,000      CALL  SHARED-DEFINED   1,2             150,000
WALTER INDS INC               COM               93317Q105   7,021     112,100      PUT   SHARED-DEFINED   1,2             112,100
WALTER INDS INC               COM               93317Q105   9,238     147,500 SH         SHARED-DEFINED   1,2             147,500

SK 23192 0002 881810